UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07532

PIMCO Municipal Advantage Fund Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY	10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—49.8%
	Alaska—1.5%
$705	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	$375,758

	Arizona—7.5%
1,000	Pima Cnty. Industrial Dev. Auth. Rev., Correctional Facs., 5.00%, 9/1/39	Aa2/AA	937,980
1,200	Salt Verde Financial Corp. Gas Rev., 5.00%, 12/1/37	A3/A	898,656

			1,836,636

	Georgia—8.1%
1,750	Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23, (NPFGC)	Aa3/A	1,986,548

	Illinois—0.7%
425	Finance Auth. Rev., Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A	NR/NR	170,310

	Iowa—2.1%
1,150	Finance Auth. Rev., Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A	NR/NR	518,339

	Massachusetts—18.1%
4,500	Water Res. Auth. Rev., 5.00%, 8/1/41, Ser. A	Aa2/AA+	4,415,445

	Michigan—9.1%
2,000	Grand Valley State Univ. Rev., 5.50%, 2/1/18, (FGIC-NPFGC)	NR/A+	2,214,680

	New Jersey—2.7%
1,225	Middlesex Cnty. Improvement Auth. Rev., Heldrich Center Hotel, 6.125%, 1/1/25, Ser. B	NR/NR	645,673

	Total Municipal Bonds & Notes (cost—$13,993,736)		12,163,389

Variable Rate Demand Notes (a)(b)—48.7%
	California—8.2%
1,000	Pollution Control Financing Auth. Rev., Pacific Gas & Electric, 0.22%, 8/3/09, Ser. F	NR/A-1+	1,000,000
1,000	State Department of Water Res. Rev., 0.22%, 8/3/09, Ser. J-1	VMIG1/NR	1,000,000

			2,000,000

	Colorado—4.1%
1,000	City & Cnty. of Denver, CP, 0.30%, 8/3/09, Ser. A1	VMIG1/NR	1,000,000

	Connecticut—4.1%
1,000	State Health & Educational Fac. Auth. Rev., Hartford YMCA, 0.34%, 8/3/09, Ser. B	VMIG1/NR	1,000,000

	Florida—4.1%
1,000	Orange Cnty. School Board, CP, 0.35%, 8/3/09, Ser. E	VMIG1/A-1+	1,000,000

	Illinois—4.1%
1,000	Chicago, GO, 0.30%, 8/3/09, Ser. B-1	NR/A-1+	1,000,000

	Massachusetts—4.1%
1,000	Health & Educational Facs. Auth. Rev., 0.33%, 8/3/09, Ser. A1	VMIG1/A-1+	1,000,000

PIMCO Municipal Advantage Fund Inc. Schedule of Investments
July 31, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

	Nebraska—3.6%
$895	Educational Finance Auth. Rev., Creighton Univ. Project, 0.33%, 8/3/09	VMIG1/NR	$895,000

	New Hampshire—4.1%
1,000	Health & Education Facs. Auth. Rev., Dartmouth College, 0.30%, 8/3/09, Ser. B	VMIG1/A-1+	1,000,000

	New York—8.2%
1,000	New York City, GO, 0.30%, 8/3/09, Ser. C	VMIG1/A-1+	1,000,000
1,000	State Dormitory Auth. Rev., Cornell Univ., 0.30%, 8/3/09, Ser. C	VMIG1/A-1+	1,000,000

			2,000,000

	Texas—4.1%
1,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Texas Health Res., 0.30%, 8/3/09, Ser. D	VMIG1/A-1+	1,000,000

	Total Variable Rate Demand Notes (cost—$11,895,000)		11,895,000

	Total Investments (cost—$25,888,736)—98.5%		24,058,389
	Other assets in excess of liabilities—1.5%		358,548

	Net Assets—100%		$24,416,937

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The Fund ceased trading on the NYSE on August 25, 2009, and liquidated on August 31, 2009.

(a)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2009.

(b)	Maturity date shown is date of next put.

Glossary:
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated

Fair Value Measurements–The Fund has adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy under FAS 157 are described below:

●	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

●	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”).

FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in volume and level of activity for the asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of July 31, 2009, in valuing the Fund’s assets and liabilities is listed below. For more detail on the Total Investments in Securities, please refer to the Fund’s Schedule of Investments.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/2009

Investments in Securities - Assets

Municipal Bonds & Notes	$—	$12,163,389	$—	$12,163,389

Variable Rate Demand Notes	—	11,895,000	—	11,895,000

Total Investments in Securities	$—	$24,058,389	$—	$24,058,389

Item 2.	Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Advantage Fund Inc.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: September 21, 2009

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: September 21, 2009

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: September 21, 2009